Note 33 - Non-controlling Interests - Schedule of Non-controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Current assets	$ 27,913	$ 25,792
Non-current assets	82,143	64,917
Current liabilities	15,602	9,832
Non-current liabilities	25,243	21,560
Carrying amount of NCI	5,944	3,708
Revenue	69,762	61,992	$ 48,977
Profit for the year	11,896	11,085	5,590
Total comprehensive income	12,269	11,347	2,498
Profit allocated to NCI	2,512	2,559	811
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Current assets	15,559	13,151	10,386
Non-current assets	82,798	65,823	50,613
Current liabilities	(16,232)	(8,698)	(6,497)
Non-current liabilities	(23,041)	(20,185)	(13,621)
Net assets	59,084	50,091	40,881
Carrying amount of NCI	5,944	3,708	1,504
Revenue	69,762	61,992	48,977
Profit for the year	15,506	15,800	5,000
Total comprehensive income	15,506	15,800	5,000
Profit allocated to NCI	2,512	2,559	811
Dividend paid to NCI	$ (406)	$ (355)